Significant Accounting Policies - Schedule of basic and diluted net loss per share (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Allocation of net (loss) income											$ (30,736,098)		$ (110,712,948)
Basic Weighted-average shares outstanding											927,204,508		913,109,577
Diluted Weighted-average shares outstanding											927,204,508		913,109,577
Basic net (loss) income per share											$ (0.03)		$ (0.12)
Diluted net (loss) income per share											$ (0.03)		$ (0.12)
Armada Acquisition Corp I [Member]
Allocation of net (loss) income	$ (1,423,095)	$ (380,846)	$ (360,314)	$ (559,584)	$ (27,143)	$ 607,027	$ (741,160)	$ 579,884	$ (2,164,255)	$ 20,300		$ (320,150)		$ (3,622,794)
Armada Acquisition Corp I [Member] | Common Stock [Member]
Allocation of net (loss) income	$ (1,140,024)	$ (285,914)		$ (346,585)	$ (11,538)		$ (539,730)	$ 193,497	$ (1,625,155)	$ 8,004		$ (140,949)		$ (998,785)
Basic Weighted-average shares outstanding	5,709,500	5,709,500		5,709,500	5,709,500		5,709,500	5,709,500	5,709,500	5,709,500		5,709,500		5,709,500
Diluted Weighted-average shares outstanding	5,709,500	5,709,500		5,709,500	5,709,500		5,709,500	5,709,500	5,709,500	5,709,500		5,709,500		5,709,500
Basic net (loss) income per share	$ (0.2)	$ (0.05)		$ (0.06)	$ (0)		$ (0.09)	$ 0.03	$ (0.28)	$ 0		$ (0.02)		$ (0.17)
Diluted net (loss) income per share	$ (0.2)	$ (0.05)		$ (0.06)	$ (0)		$ (0.09)	$ 0.03	$ (0.28)	$ 0		$ (0.02)		$ (0.17)
Armada Acquisition Corp I [Member] | Redeemable Common Stock [Member]
Allocation of net (loss) income	$ (283,071)	$ (94,932)	$ (105,483)	$ (212,999)	$ (15,605)	$ 439,673	$ (201,430)	$ 386,387	$ (539,100)	$ 12,296		$ (179,201)		$ (2,624,009)
Basic Weighted-average shares outstanding	1,417,687	1,895,714	2,363,349	3,508,852	7,722,273	15,000,000	2,130,809	11,401,124	1,893,969	8,770,367		7,259,013		15,000,000
Diluted Weighted-average shares outstanding	1,417,687	1,895,714	2,363,349	3,508,852	7,722,273	15,000,000	2,130,809	11,401,124	1,893,969	8,770,367		7,259,013		15,000,000
Basic net (loss) income per share	$ (0.2)	$ (0.05)	$ (0.04)	$ (0.06)	$ (0)	$ 0.03	$ (0.09)	$ 0.03	$ (0.28)	$ 0		$ (0.02)		$ (0.17)
Diluted net (loss) income per share	$ (0.2)	$ (0.05)	$ (0.04)	$ (0.06)	$ (0)	$ 0.03	$ (0.09)	$ 0.03	$ (0.28)	$ 0		$ (0.02)		$ (0.17)
Armada Acquisition Corp I [Member] | Non-Redeemable Common Stock [Member]
Allocation of net (loss) income			$ (254,831)			$ 167,354
Basic Weighted-average shares outstanding			5,709,500			5,709,500
Diluted Weighted-average shares outstanding			5,709,500			5,709,500
Basic net (loss) income per share			$ (0.04)			$ 0.03
Diluted net (loss) income per share			$ (0.04)			$ 0.03